Trust Agreement (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trust Agreement [Abstract]
Brokerage fees	7.00%
Net capital investments	$ 100,000
Management fee	2.00%
Custodial fee	0.25%
Percent of gross offering proceeds, exceeded by amounts paid to selling agents on Series 1 units	9.50%
Rebate amount	454,987	150,686	36,144
Profit share percentage	20.00%
Redemption charges	0	536
Redemption charges paid	$ 0	$ 13,706	$ 117,082